Jassmin McIver-Jones
Counsel
The Lincoln National Life Insurance Company
100 N. Greene Street
Greensboro, North Carolina 27401
Telephone: (336)691-3892
Jassmin.McIver-Jones@LFG.com

VIA EDGAR

December 10, 2021

U.S. Securities and Exchange Commission
100 F Street, N. E.
Washington, DC 20549-0506

Re: Lincoln Life Flexible Premium Variable Life Account M
      The Lincoln National Life Insurance Company
File No: 333-259297; 811-08557; CIK: 0001048607
      Pre-Effective Amendment No. 1 to the Initial Registration Statement, Form N-6
      Lincoln LifeGoalsSM

Dear Sir or Madam:

Today we are electronically filing on EDGAR a Pre-Effective Amendment No.1 (with all requested revisions incorporated) to the Registration Statement on Form N-6 for the “Lincoln LifeGoalsSM” along with all financials and an updated Power of Attorney.  Once it is effective we will be filing a 497 to reflect the effective date and all changes made.  If this understanding is not correct, please let me know as soon as you can.

A courtesy copy of this Pre-Effective Amendment to the Initial Registration Statement will be forwarded under separate cover to our Reviewer.

Please contact me at (336) 691-3892 with any questions or comments about this filing.

Sincerely,

/s/Jassmin McIver-Jones

Jassmin McIver-Jones
Counsel